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                                                                      CONSECO(R)


WASHINGTON NATIONAL INSURANCE COMPANY



Annual Report to
Contract Owners

December 31, 1998





           Separate Account I of Washington National Insurance Company

ANNUAL REPORT TO CONTRACT OWNERS
Table of Contents

December 31, 1998

==========================================================================================

                                                                                     Page
Separate Account I of Washington National Insurance Company
Statement of Assets and Liabilities as of December 31, 1998 ........................   1
Statements of Operations for the Years Ended December 31, 1998 and 1997 ............   2
Statements of Changes in Net Assets for the Years Ended December 31, 1998 and 1997..   2
Notes to Financial Statements ......................................................   3
Report of Independent Accountants ..................................................   4

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
Statement of Assets and Liabilities


December 31, 1998

====================================================================================================================================
                                                                                                                          VALUE
                                                                                                                          -----
Assets:
   Investments in portfolio shares, at net asset value (Note 2)
     Scudder Variable Life Portfolio:
       Bond Portfolio, 798,778 shares (cost - $5,305,963)...........................................................   $  5,495,590
       Money Market Portfolio, 491,535 shares (cost - $491,535).....................................................        491,535
       Capital Growth Portfolio, 1,523,874 shares (cost - $24,907,875)..............................................     36,496,780
       Growth & Income Portfolio, 218,053 shares (cost - $2,327,266)................................................      2,446,556
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................   $ 44,930,461
===================================================================================================================================
                                                                                                                        REPORTED
                                                                                            UNITS        UNIT VALUE       VALUE
                                                                                        -------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Scudder Variable Life Portfolio:
       Bond Portfolio..................................................................  1,891,405.40   $   2.905559   $  5,495,590
       Money Market Portfolio..........................................................    247,119.90       1.989054        491,535
       Capital Growth Portfolio........................................................  5,521,980.60       6.609364     36,496,780
       Growth & Income Portfolio.......................................................  1,567,317.90       1.560982      2,446,556
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets....................................................................                                $ 44,930,461
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
Statements of Operations

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                                                             1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares....................................................   $  2,598,105   $  2,783,242
Expenses:
   Mortality and expense risk fees...................................................................        497,481        455,958
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Net investment income................................................................................      2,100,624      2,327,284
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Net realized gains (losses) and unrealized appreciation (depreciation) of investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares....................................      1,765,635      1,349,291
   Net change in unrealized appreciation of investments in portfolio shares..........................      3,315,989      6,048,868
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     Net gain on investments in portfolio shares.....................................................      5,081,624      7,398,159
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations....................................................   $  7,182,248   $  9,725,443
====================================================================================================================================


Statements of Changes in Net Assets

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                                                             1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income.............................................................................  $  2,100,624    $  2,327,284
   Net realized gains on sales of investments in portfolio shares ...................................     1,765,635       1,349,291
   Net change in unrealized appreciation of investments in portfolio shares..........................     3,315,989       6,048,868
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations......................................................     7,182,248       9,725,443
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Changes from contract owners' transactions:
   Net contract purchase payments....................................................................     1,344,507       2,608,133
   Contract redemptions..............................................................................    (4,443,893)     (5,778,506)
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     Net decrease in net assets from contract owner's transactions...................................    (3,099,386)     (3,170,373)
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       Net increase in net assets....................................................................     4,082,862       6,555,070
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Net assets, beginning of year........................................................................    40,847,599      34,292,529
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       Net assets, end of year.......................................................................  $ 44,930,461    $ 40,847,599
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
Notes to Financial Statements

December 31, 1998

================================================================================

(1) General

     The Separate Account I of Washington National Insurance Company (the "Account") was established in 1982 as a segregated investment account for individual annuity contracts which are registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. The Account was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective July 1, 1996, the Account was restructured into a single unit investment trust which invests solely in shares of the portfolios of the Scudder Variable Life Investment Fund (the "Fund"), a diversified open-end management investment company. The investment options available are the Bond, Capital Growth, Growth & Income and Money Market portfolios.

     The operations of the Account are included in the operations of Washington National Insurance Company ("WNIC") pursuant to the provisions of the Illinois Insurance Code. WNIC is a wholly owned subsidiary of Washington National Corporation, which is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases of net assets during the reporting period. Actual results may differ from these estimates.

     Certain 1997 amounts are reclassified to conform to the 1998 presentation.

(2)  Summary of Significant Accounting Policies

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Fund at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) Purchases and Sales of Investments in Portfolio Shares

     The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 1998 and 1997 were $6,249,235, and $7,802,809, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 1998 and 1997 were $7,247,998, and $8,645,897, respectively.

(4) DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because WNIC assumes the mortality risk and the expense risk under the contracts.

     The mortality risk assumed by WNIC results from the life annuity payment option in the contracts in which WNIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, WNIC is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by WNIC is the risk that the deductions for financial accounting services may prove insufficient to cover the actual expenses.

     WNIC deducts daily from the Account an annuity rate guarantee charge, which is equal on an annual basis to 0.80 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $348,238 and $319,170 for the years ended December 31, 1998 and 1997, respectively.

     WNIC deducts daily from the Account a financial accounting charge, which is equal on an annual basis to 0.35 percent of the daily value of the total investments of the Fund, for assuming the expense risk. These fees were $149,243 and $136,788 for the years ended December 31, 1998 and 1997, respectively.

     An annual contract administrative charge of $30 is deducted from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least $1,200 of payments and in which the accumulated value is at least $20,000. These fees were $20,931 and $30,218 for the years ended December 31, 1998 and 1997, respectively. This fee is recorded as a redemption in the accompanying Statement of Changes of Net Assets.

     WNIC deducts a contingent deferred sales charge of 6 percent on any amounts withdrawn which are in excess of 10 percent of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies. These fees were $73,059 and $139,682 for the years ended December 31, 1998 and 1997, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors of Conseco Variable Insurance Company and Contract Owners of Separate Account I of Washington National Insurance Company

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account I of Washington National Insurance Company (the "Account") at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
Indianapolis, Indiana
February 15, 1999

                        ========================================================
                        Separate Account I of
                        Washington National Insurance Company
                        SPONSOR
                        Washington National Insurance Company - Carmel, Indiana.

                        INDEPENDENT PUBLIC ACCOUNTANTS
                        PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                                                                          [LOGO]
                                                                      CONSECO(R)




                                        Washington National Insurance Company is
                                        subsidiary of Conseco, Inc., a financial
                                          services organization headquartered in
                                        Carmel, Indiana. Conseco is dedicated to
                                      providing its customers with solutions for
                                     both wealth protection and wealth creation.
                                     Through its subsidiaries, Conseco is one of
                                               the nation's leading providers of
                                       supplemental health insurance, retirement
                               annuities, universal life insurance, and consumer
                                   and commercial finance products and services.



                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                 (C) 1999, Washington National Insurance Company
                                                                          (2/99)